Statement of Cash Flows (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Statement of Cash Flows
Net cash provided by/(used) in operating activities	$ 503	$ 154
Net income/(loss)	243	181
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	6	12
Depreciation, depletion and amortization	192	175
Impairment of assets	1	9
Deferred taxation	69	16
Movement in non-hedge derivatives and bonds	(41)	(165)
Equity income in affiliates	(9)	(25)
Dividends received from affiliates	30	16
Other non cash items	4	6
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	7	9
Effect of changes in operating working capital items:
Receivables	(66)	(46)
Inventories	1	(24)
Accounts payable and other current liabilities	66	(10)
Net cash (used)/generated in investing activities	(269)	(116)
Increase in non-current investments	(55)	(28)
Additions to property, plant and equipment	(234)	(169)
Proceeds on sale of mining assets	2	2
Proceeds on sale of investments	15	7
Proceeds on disposal of associates	0	1
Cash inflows from derivatives purchased	0	76
Proceeds on disposal of subsidiary	9	0
Loans receivable advanced	0	(5)
Cash of subsidiary disposed	(11)	0
Change in restricted cash	5	0
Net cash generated by financing activities	(194)	(405)
Repayments of debt	(152)	(352)
Issuance of stock	1	0
Net proceeds from debt	0	35
Cash (outflows)/inflows from derivatives with financing	0	(53)
Dividends paid to common stockholders	(43)	(35)
Net increase in cash and cash equivalents	40	(367)
Effect of exchange rate changes on cash	(7)	0
Cash and cash equivalents - January 1,	575	1,100
Cash and cash equivalents ? March 31,	619	733
Cash and cash equivalents - January 1, 2011	586
Cash and cash equivalents of held for sale assets - January 1, 2011	$ 11